Investment (Tables)	12 Months Ended
Dec. 31, 2021
As of December 31, 2020, TIM S.A. held 100% control over FiberCo (currently I-Systems).

As of December 31, 2020, TIM S.A. held 100% control over FiberCo (currently I-Systems).

	2021 Fiber Co (current I-Systems)	2020 Fiber Co (current I-Systems)

Number of quotas/shares held	1,000	1,000

Interest in total capital	100%	100%

Shareholders' equity at 10/31/2021	(318)	1

Net loss from January to October 2021	(318)	-

Share of loss until October 31, 2021	(318)	-

Amount of the investment on December 31	-	1

Changes in investments in subsidiaries:

Changes in investments in subsidiaries:

FiberCo (current I-Systems) (subsidiary)

Balance of investment at December 31, 2020	1
Share of loss until October 2021	(318)
Capital increase	1,211,789
Write-off of investment	(1,211,472)
Balance of investment at November 16, 2021	-

On December 31, 2021, the Company does not have subsidiaries in its corporate structure. In November 2021, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consolidating it.

On December 31, 2021, the Company does not have subsidiaries in its corporate structure. In November 2021, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consolidating it.

2021 I-Systems

Number of shares held	1,794,287,995

Interest in total capital	49%

Shareholders' equity	1,794,288

Net loss for the year	(22,968)

Equity in earnings	(11,254)

Investment amount	1,601,703

Change of investment in associate:

Change of investment in associate:

I-Systems (associated company)

Balance of investment at December 31, 2020	-
Revaluation of minority interest at fair value	1,612,957
Share of loss - November 2021 and December 2021	(11,254)
Balance of investment at December 31, 2021	1,601,703